Organization and nature of business (Details)	6 Months Ended
Mar. 31, 2024
Subsidiary One [Member]
Name of Entity	CN Energy
Date of Incoporation	Nov. 23, 2018
Percentage of Ownership	Parent
Place of Incorporation	British Virgin Islands
Principal Activities	Holding company
Subsidiary Two [Member]
Name of Entity	Energy Holdings
Date of Incoporation	Aug. 29, 2013
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Three [Member]
Name of Entity	Zhejiang CN Energy
Date of Incoporation	Jan. 14, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company
Subsidiary Four [Member]
Name of Entity	Manzhouli CN Energy
Date of Incoporation	Jan. 24, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Inner Mongolia, China
Principal Activities	Holding company
Subsidiary Five [Member]
Name of Entity	Manzhouli CN Technology
Date of Incoporation	Jun. 10, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Inner Mongolia, China
Principal Activities	Holding company
Subsidiary Six [Member]
Name of Entity	CN Energy Development
Date of Incoporation	Apr. 18, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company
Subsidiary Seven [Member]
Name of Entity	Khingan Forasen
Date of Incoporation	Mar. 05, 2009
Percentage of Ownership	100.00%
Place of Incorporation	Heilongjiang, China
Principal Activities	Produces and distributes activated carbon and biomass electricity
Subsidiary Eight [Member]
Name of Entity	Hangzhou Forasen
Date of Incoporation	Mar. 16, 2006
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Distributes activated carbon products
Subsidiary Nine [Member]
Name of Entity	Zhongxing Energy
Date of Incoporation	May 21, 2018
Percentage of Ownership	100.00%
Place of Incorporation	Inner Mongolia, China
Principal Activities	Produce activated carbon and steam for heating
Subsidiary Ten [Member]
Name of Entity	Zhejiang New Material
Date of Incoporation	May 24, 2021
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Produce and sell wading activated carbon in the future
Subsidiary Eleven [Member]
Name of Entity	CN Energy USA
Date of Incoporation	Mar. 31, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Delaware, U.S.
Principal Activities	Investment, consultation and trading, inactive
Subsidiary Twelve [Member]
Name of Entity	Zhoushan Trading
Date of Incoporation	Apr. 08, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Thirteen [Member]
Name of Entity	Ningbo Trading
Date of Incoporation	Apr. 13, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Fourteen [Member]
Name of Entity	Zhejiang Yongfeng New Material
Date of Incoporation	Oct. 11, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Fifteen [Member]
Name of Entity	MZ HK
Date of Incoporation	Dec. 06, 2018
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Sixteen [Member]
Name of Entity	MZ Pintai
Date of Incoporation	Jan. 22, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company
Subsidiary Seventeen [Member]
Name of Entity	Yunnan Yuemu
Date of Incoporation	Sep. 02, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Yunnan, China
Principal Activities	Holding company
Subsidiary Eighteen [Member]
Name of Entity	Yunnan Honghao
Date of Incoporation	May 06, 2013
Percentage of Ownership	100.00%
Place of Incorporation	Yunnan, China
Principal Activities	Forestry project investment and development
Subsidiary Nineteen [Member]
Name of Entity	Zhejiang Yongfeng
Date of Incoporation	Oct. 11, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company